Date of authorisation for issue	2 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Date of authorisation for issue

10.	Date of authorisation for issue

The financial statements of the ALPS Global Holding Pubco for the financial period ended August 31, 2024 were authorised for issue in accordance with a resolution of the Board of Directors on September 27, 2024.

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Date of authorisation for issue

33.	Date of authorisation for issue

The consolidated financial statements of the ALPS Global Holding Berhad for the financial year ended March 31, 2024 were authorised for issue in accordance with a resolution of the Board of Directors on December 4, 2024.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Date of authorisation for issue

10.	Date of authorisation for issue

The financial statements of the Alps Life Sciences Inc for the financial period ended May 31, 2024 were authorised for issue in accordance with a resolution of the Board of Directors on November 4, 2024.